Concentrations and Risks	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations and Risks
3.	Concentrations and Risks

a)	Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Total number of telecommunications service providers	126	153	116
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3	2
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	55%	45%	23%

b)	Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are U.S. dollars and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, convertible senior notes and accounts payable denominated in the U.S. dollars. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the convertible senior notes and a portion of cash and cash equivalents, time deposits, short-term and long-term investments, and accounts payable are denominated in U.S. dollars. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Group’s cash flows, revenues, earnings and financial positions.

c)	Credit risk
The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, restricted cash, accounts receivable, money market funds and financial products (recorded in the short-term and long-term investments) with variable interest rates referenced to performance of underlying assets issued by commercial banks and other financial institutions. As of December 31, 2022 and 2023, substantially all of the Group’s cash and cash equivalents, restricted cash and time deposits were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is primarily derived from revenue earned from advertising, VAS and mobile game services (mainly relates to remittances due from payment channels and distribution channels). The following table presents distribution channel and customer that had receivable balance exceeding

10
% of
the Group’s accounts receivable balance as of December 31, 2022 and
2023.

RMB in thousands	December 31, 2022	December 31, 2023

Distribution channel A	<10%	236,549
Customer A	<10%	235,125

d)	Major customers and supplying channels
No single customer represented
10
% or more of the Group’s net revenues for the years ended December 31, 2021, 2022 and 2023, respectively.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. There is no single distribution channel of mobile games generated 10% or more of the Group’s net revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

e)	Mobile games
Mobile game revenues accounted for 26%, 23% and 18% of the Group’s total net revenues for the years ended December 31, 2021, 2022 and 2023, respectively.
No mobile games individually contributed more than 10% of the Group’s total net revenues for the years
ended December 31, 2021, 2022 and 2023, respectively.